Consolidated Statements Of Income And Comprehensive Income OCI Parenthetical (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Statement [Abstract]
Commodity and foreign currency derivative tax	$ 2,327	$ 1,714	$ 292